Inventories - Components of Inventories (Detail) - USD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Inventory Disclosure [Abstract]
Finished goods	$ 235.0	$ 190.3
Work-in-process	7.3	8.1
Raw materials and supplies	88.8	65.3
Provision for obsolete finished goods and raw materials	(13.7)	(8.0)
Total inventories	$ 317.4	$ 255.7